Segment Reporting (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Net revenues
Others		¥ 885,890		$ 128,847		¥ 923,838		¥ 1,176,823
Total net revenues		15,763,557		2,292,714		11,594,792		8,204,050
Cost of revenues	[2]	(10,017,134)	[1]	(1,456,932)		(7,026,402)	[3]	(5,103,430)	[4]
Gross profit (loss)		5,746,423		835,782		4,568,390		3,100,620
Operating expenses
Research and development expenses	[2]	(1,192,052)	[1]	(173,377)		(781,886)	[3]	(675,230)	[4]
Sales and marketing expenses	[2]	(1,149,316)	[1]	(167,161)		(691,281)	[3]	(387,268)	[4]
General and administrative expenses	[2]	(883,225)	[1]	(128,460)		(544,641)	[3]	(482,437)	[4]
Goodwill impairment		0	[2]	0	[2]	(2,527)		(17,665)	[2],[4]
Total operating expenses		(3,224,593)		(468,998)		(2,020,335)		(1,562,600)
Gain on deconsolidation and disposal of subsidiaries		0		0		37,989		103,960
Other income		117,860		17,142		113,187		129,504
Operating income (loss)		2,639,690		383,926		2,699,231		1,771,484
Interest expense		(8,616)		(1,253)		(32,122)		(81,085)
Interest income and investment income		485,552		70,621		180,384		67,193
Foreign currency exchange (losses) gains, net		(514)		(75)		(2,176)		1,158
Gain on deemed disposal and disposal of investments		16,178		2,353		45,861		25,061
Gain on fair value changes of investment		1,689,404		245,714		0		0
Fair value loss on derivative liabilities		(2,285,223)		(332,372)		0		0
Other non-operating expenses		(2,000)		(291)		0		0
Income before income tax expenses		2,534,471		368,623		2,891,178		1,783,811
Income tax (expenses) benefits		(477,707)		(69,480)		(415,811)		(280,514)
Income before share of loss in equity method investments, net of income taxes		2,056,764		299,143		2,475,367		1,503,297
Share of income in equity method investments, net of income taxes		58,933		8,571		33,024		8,279
Net income		2,115,697		307,714		2,508,391		1,511,576
Share-based compensation		648,025		94,251		257,661		157,286
Cost of revenues [Member]
Operating expenses
Share-based compensation		74,339		10,812		42,759		15,894
Research and development expenses [Member]
Operating expenses
Share-based compensation		225,173		32,750		122,348		78,816
Sales and marketing expenses [Member]
Operating expenses
Share-based compensation		5,723		832		4,417		3,107
General and administrative expenses [Member]
Operating expenses
Share-based compensation		342,790		49,857		88,137		59,469
Live streaming [Member]
Net revenues
Total net revenues		14,877,667		$ 2,163,867		10,670,954		7,027,227
Huya [Member]
Net revenues
Others		220,595				115,280		4,926
Total net revenues		4,663,440				2,184,816		796,904
Cost of revenues		(3,933,647)	[1]			(1,929,864)	[3]	(1,094,644)	[4]
Gross profit (loss)		729,793				254,952		(297,740)
Operating expenses
Research and development expenses		(265,152)	[1]			(170,160)	[3]	(188,334)	[4]
Sales and marketing expenses		(189,207)	[1]			(87,292)	[3]	(68,746)	[4]
General and administrative expenses		(287,710)	[1]			(101,995)	[3]	(71,325)	[4]
Goodwill impairment						0	[3]		[4]
Total operating expenses		(742,069)				(359,447)		(328,405)
Gain on deconsolidation and disposal of subsidiaries								0
Other income		38,938				9,629
Operating income (loss)		26,662				(94,866)		(626,145)
Interest expense		0				0		0
Interest income and investment income		156,549				14,049		518
Foreign currency exchange (losses) gains, net		51				0		0
Gain on deemed disposal and disposal of investments		0				0		0
Gain on fair value changes of investment		0
Fair value loss on derivative liabilities		(2,285,223)
Other non-operating expenses		0
Income before income tax expenses		(2,101,961)				(80,817)		(625,627)
Income tax (expenses) benefits		50,943
Income before share of loss in equity method investments, net of income taxes		(2,051,018)				(80,817)		(625,627)
Share of income in equity method investments, net of income taxes		113,329				(151)		0
Net income		(1,937,689)				(80,968)		(625,627)
Huya [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation		10,472				2,877		5,677
Huya [Member] | Research and development expenses [Member]
Operating expenses
Share-based compensation		30,643				9,174		19,538
Huya [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation		1,832				791		326
Huya [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation		183,748				27,266		26,557
Huya [Member] | Live streaming [Member]
Net revenues
Total net revenues		4,442,845				2,069,536		791,978
100 Education [Member]
Net revenues
Total net revenues								160,727
Cost of revenues	[4]							(107,972)
Gross profit (loss)								52,755
Operating expenses
Research and development expenses	[4]							(30,521)
Sales and marketing expenses	[4]							(59,482)
General and administrative expenses	[4]							(35,154)
Goodwill impairment	[4]							(13,804)
Total operating expenses								(138,961)
Gain on deconsolidation and disposal of subsidiaries								0
Other income
Operating income (loss)								(86,206)
Interest expense								0
Interest income and investment income								44
Foreign currency exchange (losses) gains, net								0
Gain on deemed disposal and disposal of investments								0
Income before income tax expenses								(86,162)
Income tax (expenses) benefits								14,015
Income before share of loss in equity method investments, net of income taxes								(72,147)
Share of income in equity method investments, net of income taxes								(111)
Net income								(72,258)
100 Education [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation								324
100 Education [Member] | Research and development expenses [Member]
Operating expenses
Share-based compensation								6,193
100 Education [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation
100 Education [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation								13,389
100 Education [Member] | Live streaming [Member]
Net revenues
Total net revenues
100 Education [Member] | Others
Net revenues
Others								160,727
YY Live [Member]
Net revenues
Others		667,350				808,558		1,011,170
Total net revenues		11,102,172				9,409,976		7,246,419
Cost of revenues		(6,083,487)	[1]			(5,096,538)	[3]	(3,900,814)	[4]
Gross profit (loss)		5,018,685				4,313,438		3,345,605
Operating expenses
Research and development expenses		(926,900)	[1]			(611,726)	[3]	(456,375)	[4]
Sales and marketing expenses		(962,164)	[1]			(603,989)	[3]	(259,040)	[4]
General and administrative expenses		(595,515)	[1]			(442,646)	[3]	(375,958)	[4]
Goodwill impairment						(2,527)	[3]	(3,861)	[4]
Total operating expenses		(2,484,579)				(1,660,888)		(1,095,234)
Gain on deconsolidation and disposal of subsidiaries						37,989		103,960
Other income		78,922				103,558		129,504
Operating income (loss)		2,613,028				2,794,097		2,483,835
Interest expense		(8,616)				(32,122)		(81,085)
Interest income and investment income		329,003				166,335		66,631
Foreign currency exchange (losses) gains, net		(565)				(2,176)		1,158
Gain on deemed disposal and disposal of investments		16,178				45,861		25,061
Gain on fair value changes of investment		1,487,405
Fair value loss on derivative liabilities		0
Other non-operating expenses		(2,000)
Income before income tax expenses		4,434,433				2,971,995		2,495,600
Income tax (expenses) benefits		(501,683)				(415,811)		(294,529)
Income before share of loss in equity method investments, net of income taxes		3,932,750				2,556,184		2,201,071
Share of income in equity method investments, net of income taxes		120,636				33,175		8,390
Net income		4,053,386				2,589,359		2,209,461
YY Live [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation		63,867				39,882		9,893
YY Live [Member] | Research and development expenses [Member]
Operating expenses
Share-based compensation		194,530				113,174		53,085
YY Live [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation		3,891				3,626		2,781
YY Live [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation		159,042				60,871		19,523
YY Live [Member] | Live streaming [Member]
Net revenues
Total net revenues		10,434,822				¥ 8,601,418		¥ 6,235,249
Elimination [Member]
Net revenues
Others		(2,055)
Total net revenues		(2,055)
Cost of revenues	[1]	0
Gross profit (loss)		(2,055)
Operating expenses
Research and development expenses	[1]	0
Sales and marketing expenses	[1]	2,055
General and administrative expenses	[1]	0
Total operating expenses		2,055
Other income		0
Operating income (loss)		0
Interest expense		0
Interest income and investment income		0
Foreign currency exchange (losses) gains, net		0
Gain on deemed disposal and disposal of investments		0
Gain on fair value changes of investment		201,999
Fair value loss on derivative liabilities		0
Other non-operating expenses		0
Income before income tax expenses		201,999
Income tax (expenses) benefits		(26,967)
Income before share of loss in equity method investments, net of income taxes		175,032
Share of income in equity method investments, net of income taxes		(175,032)
Net income		0
Elimination [Member] | Live streaming [Member]
Net revenues
Total net revenues		¥ 0

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya Total RMB RMB RMB Cost of revenues 63,867 10,472 74,339 Research and development expenses 194,530 30,643 225,173 Sales and marketing expenses 3,891 1,832 5,723 General and administrative expenses 159,042 183,748 342,790
[2]	Share-based compensation was allocated in cost of revenues and operating expenses as follows:RMB RMB RMB US$ Cost of revenues 15,894 42,759 74,339 10,812 Research and development expenses 78,816 122,348 225,173 32,750 Sales and marketing expenses 3,107 4,417 5,723 832 General and administrative expenses 59,469 88,137 342,790 49,857
[3]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya Total RMB RMB RMB Cost of revenues 39,882 2,877 42,759 Research and development expenses 113,174 9,174 122,348 Sales and marketing expenses 3,626 791 4,417 General and administrative expenses 60,871 27,266 88,137
[4]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya 100 Education Total RMB RMB RMB RMB Cost of revenues 9,893 5,677 324 15,894 Research and development expenses 53,085 19,538 6,193 78,816 Sales and marketing expenses 2,781 326 - 3,107 General and administrative expenses 19,523 26,557 13,389 59,469